Contingencies (Details) - Tax contingencies - CNY (¥)		1 Months Ended
	Nov. 26, 2020	Apr. 30, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2022	Jan. 31, 2021
Contingencies
Minimum total tax payment committed to local government	¥ 965,000,000
Taxation commitment for year one			¥ 210,000,000	¥ 190,000,000	¥ 175,000,000	¥ 160,000,000
2021
Contingencies
Minimum total tax payment committed to local government	160,000,000
2022
Contingencies
Minimum total tax payment committed to local government	175,000,000
2023
Contingencies
Minimum total tax payment committed to local government	190,000,000
2024
Contingencies
Minimum total tax payment committed to local government	210,000,000
2025
Contingencies
Minimum total tax payment committed to local government	¥ 230,000,000
Tax payments for commitments
Contingencies
Taxation commitment for year one		¥ 230,000,000